UNITED STATES
          SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549
                             FORM 13F
	   FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: March 31, 2003
Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):	[  ] is a restatement.
                                  			[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Cedar Hill Associates, Inc.
Address: 	120 S. LaSalle Street
         	Suite 1330
         	Chicago, IL  60603

13F File Number:  28-02628

The institutional investment manager filing this report and the person by whom it is
signed hereby represent	that the person signing the report is authorized
to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:  		Gilbert Licudine
Title:    	Asst Vice President
Phone:    	312-759-3360
Signature, Place, and Date of Signing:

    Gilbert Licudine    Chicago, Illinois    May 14, 2003

Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:   	None

Form 13F Information Table Entry Total:   	52

Form 13F Information Table Value Total:   	$102,686



List of Other Included Managers:

 None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M COMPANY                     COM              88579Y101     1951    15007 SH       SOLE                    15007
ACE LTD                        COM              G0070K103     3085   106575 SH       SOLE                   106575
ALLSTATE CORP                  COM              020002101     2841    85660 SH       SOLE                    85660
ALLTEL CORP                    COM              020039103     3566    79675 SH       SOLE                    79675
AMERISOURCEBERGEN CORP         COM              03073E105     3131    59644 SH       SOLE                    59644
AOL TIME WARNER INC            COM              00184A105     2097   193130 SH       SOLE                   193130
AT&T WIRELESS CORP             COM              00209A106     1525   231041 SH       SOLE                   231041
AVENTIS                        COM              053561106     1557    35268 SH       SOLE                    35268
BANK ONE CORP                  COM              06423A103     3444    99469 SH       SOLE                    99469
BERKSHIRE HATHAWAY INC - CL B  COM              084670207     1998      935 SH       SOLE                      935
BOEING CO                      COM              097023105     1753    69950 SH       SOLE                    69950
BP AMOCO PLC SPONS ADR F       COM              055622104      234     6055 SH       SOLE                     6055
BRISTOL-MYERS SQUIBB           COM              110122108     2443   115606 SH       SOLE                   115606
BURLINGTON RESOURCES           COM              122014103     3786    79364 SH       SOLE                    79364
CENTURYTEL, INC.               COM              156700106     1489    53940 SH       SOLE                    53940
CHEVRONTEXACO CORP             COM              166764100     2744    42442 SH       SOLE                    42442
CITIGROUP INC                  COM              172967101      262     7614 SH       SOLE                     7614
CONOCOPHILLIPS                 COM              20825C104      201     3744 SH       SOLE                     3744
DELL COMPUTERS                 COM              247025109     2789   102130 SH       SOLE                   102130
EARTH SEARCH SCIENCES INC.     COM              270313109        0    10000 SH       SOLE                    10000
EXXON MOBIL CORP               COM              30231G102      191     5466 SH       SOLE                     5466
FLEETBOSTON FINANCIAL CORP     COM              339030108     3298   138120 SH       SOLE                   138120
FORTUNE BRANDS                 COM              349631101     2364    55140 SH       SOLE                    55140
GENERAL ELECTRIC               COM              369604103      475    18642 SH       SOLE                    18642
HONEYWELL INC                  COM              438516106     1566    73305 SH       SOLE                    73305
INTEL CORP                     COM              458140100     2220   136370 SH       SOLE                   136370
INTL BUS MACHINES              COM              459200101      275     3505 SH       SOLE                     3505
IVAX CORP                      COM              465823102     3223   263095 SH       SOLE                   263095
JOHNSON & JOHNSON              COM              478160104      264     4570 SH       SOLE                     4570
JP MORGAN CHASE & CO           COM              46625H100     1366    57609 SH       SOLE                    57609
KERR MCGEE CORP                COM              492386107     2754    67813 SH       SOLE                    67813
KIMBERLY CLARK                 COM              494368103     2250    49485 SH       SOLE                    49485
KROGER                         COM              501044101     2844   216280 SH       SOLE                   216280
LABORATORY CORP AMER HLDGS NEW COM              50540R409     1882    63470 SH       SOLE                    63470
LIBERTY MEDIA GROUP-A          COM              530718105     1718   176600 SH       SOLE                   176600
MB FINANCIAL INC               COM              55264U108      303     8475 SH       SOLE                     8475
MOTOROLA                       COM              620076109     1831   221684 SH       SOLE                   221684
NATIONAL SEMICONDUCTOR CORP    COM              637640103     2834   166295 SH       SOLE                   166295
NEWS CORP LTD ADR NEW          COM              652487703     3451   133225 SH       SOLE                   133225
NORTHROP CORP                  COM              666807102     1564    18230 SH       SOLE                    18230
PFIZER INC                     COM              717081103      162     5205 SH       SOLE                     5205
SARA LEE CORP                  COM              803111103     2680   143295 SH       SOLE                   143295
TARGET CORP                    COM              87612E106     2064    70550 SH       SOLE                    70550
TELEFON DE MEXICO              COM              879403780      211     7110 SH       SOLE                     7110
TEXAS INSTRUMENTS              COM              882508104     2441   149140 SH       SOLE                   149140
TYCO INTERNATIONAL LTD         COM              902124106     1556   121030 SH       SOLE                   121030
UNISYS CORP                    COM              909214108     3000   323970 SH       SOLE                   323970
UNUMPROVIDENT CORPORATION      COM              91529Y106     1337   136425 SH       SOLE                   136425
UTILITY SECTOR SPDR            COM              81369Y886     4060   220650 SH       SOLE                   220650
WAL-MART STORES                COM              931142103     3554    68305 SH       SOLE                    68305
WALT DISNEY CO                 COM              254687106     2222   130533 SH       SOLE                   130533
WASHINGTON MUTUAL INC          COM              939322103     1827    51805 SH       SOLE                    51805